Retirement Benefit Schemes - Schedule of Movements in Scheme Liabilities (Details) - Liabilities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Defined Benefit Plans [Line Items]
Present value beginning balance	£ 11,121	£ 13,370
Differences on exchange	645	(117)
Current service cost	51	62
Past service (credit)/cost and settlements	(1,307)	(1,426)
Interest on scheme liabilities	247	245
Contributions by scheme members	(3)	(3)
Benefits paid	(645)	(760)
Actuarial losses/(gains) arising from changes in demographic assumptions	(18)	150
Actuarial losses/(gains)arising from changes in financial assumptions	(2,920)	(412)
Experience losses/(gains)	(135)	(6)
Present value ending balance	7,312	11,121
Pension schemes
Disclosure Of Defined Benefit Plans [Line Items]
Present value beginning balance	10,414	12,572
Differences on exchange	567	(122)
Current service cost	50	60
Past service (credit)/cost and settlements	(1,308)	(1,426)
Interest on scheme liabilities	224	226
Contributions by scheme members	(3)	(3)
Benefits paid	(586)	(705)
Actuarial losses/(gains) arising from changes in demographic assumptions	(18)	147
Actuarial losses/(gains)arising from changes in financial assumptions	(2,775)	(394)
Experience losses/(gains)	(126)	(53)
Present value ending balance	6,697	10,414
Healthcare schemes
Disclosure Of Defined Benefit Plans [Line Items]
Present value beginning balance	707	798
Differences on exchange	78	5
Current service cost	1	2
Past service (credit)/cost and settlements	1	0
Interest on scheme liabilities	23	19
Contributions by scheme members	0	0
Benefits paid	(59)	(55)
Actuarial losses/(gains) arising from changes in demographic assumptions	0	3
Actuarial losses/(gains)arising from changes in financial assumptions	(145)	(18)
Experience losses/(gains)	(9)	47
Present value ending balance	£ 615	£ 707